Average Annual Total Returns - Ashmore Emerging Markets Frontier Equity Fund	Institutional 1-Year	Institutional 5-Year	Institutional Since Inception	Institutional Inception Date	Institutional Return After Taxes on Distributions 1-Year	Institutional Return After Taxes on Distributions 5-Year	Institutional Return After Taxes on Distributions Since Inception	Institutional Return After Taxes on Distributions Inception Date	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees, expenses, or taxes) 1-Year		Institutional MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Institutional MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class A 1-Year	Class A 5-Year	Class A Since Inception	Class A Inception Date	Class C 1-Year	Class C 5-Year	Class C Since Inception	Class C Inception Date	Class C MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees, expenses, or taxes) 1-Year		Class C MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class C MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	(4.11%)	5.11%	2.72%	Nov. 05, 2013	(4.31%)	4.41%	1.59%	Nov. 05, 2013	(2.25%)	3.99%	1.81%	Nov. 05, 2013	(1.52%)	[1]	[1]	[1]	1.43%	6.24%	3.58%	(9.42%)	3.67%	0.08%	May 07, 2014	(6.10%)	3.97%	0.07%	May 07, 2014	(1.52%)	[1]	[1]	[1]	1.43%	6.24%	1.10%

[1]	Going forward, the Fund will use the MSCI Frontier + Select Emerging Markets Countries Capped Index as the Fund’s primary benchmark because the new index more closely aligns with the Fund’s principal investment strategies, with performance of the index beginning on December 31, 2019. The MSCI Frontier + Select Emerging Markets Countries Capped Index is a customized benchmark produced by MSCI that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and the Emerging Markets Crossover Markets portion of the MSCI Emerging Markets Index (50%). Emerging Markets Crossover Markets are countries in the MSCI Emerging Markets Index that the Investment Manager currently considers to have frontier market characteristics in respect to economic, political or market structure. As of December 31, 2020, Emerging Markets Crossover Markets are the Philippines, Peru, Colombia, United Arab Emirates, Qatar, Argentina, Egypt, Kuwait and Pakistan.